Loans and financing - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				1,200
Leverage ratio				5,500
Maximum | Ninth and Tenth Issuance Of Debentures [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	0.045	0.050	0.050	0.065
Maximum | Credit facility agreement (CFA) [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio				0.0375
Maximum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				0.065
Maximum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, quarterly [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio				0.055
Minimum | Ninth and Tenth Issuance Of Debentures [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				0.012
Minimum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				0.012
Leverage ratio				0.012